PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Premium And Annuity Considerations Deferred And Uncollected

	December 31,
	2020		2019
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$—	$—	$(0.1)	$(0.1)
Ordinary renewal	(1.4)	(1.4)	(0.5)	(0.5)
Group life	0.3	0.3	0.3	0.3
Total premium and annuity considerations deferred and uncollected	$(1.1)	$(1.1)	$(0.3)	$(0.3)